Quarterly Holdings Report
for
Fidelity® SAI Sustainable Sector Fund
February 28, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SES-NPRT3-0425
1.9905638.102
Common Stocks - 99.5%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	7,712	502,205
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	5,692	1,071,979
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Wheaton Precious Metals Corp (United States)	8,441	581,754
CANADA - 1.1%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	14,539	948,465
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc	11,254	559,530
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Athabasca Oil Corp (a)	42	138
Imperial Oil Ltd	17,238	1,168,742
MEG Energy Corp	25,527	397,351
South Bow Corp	16,103	428,523
		1,994,754
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	9,919	367,201
TOTAL CANADA		3,869,950
CHINA - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	5,790	1,248,266
GERMANY - 0.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Deutsche Telekom AG	68,763	2,481,472
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	3,171	358,069
TOTAL GERMANY		2,839,541
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA ADR	308,993	381,606
Piraeus Financial Holdings SA	65,682	310,141

TOTAL GREECE		691,747
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	6,712	413,593
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	59,751	419,727
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (a)	1,337	835,184
Merus NV (a)	8,299	390,800

TOTAL NETHERLANDS		1,225,984
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	26,180	431,720
SPAIN - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (b)(c)	24,556	874,781
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	51,900	333,154
TOTAL SPAIN		1,207,935
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	16,633	3,002,755
UNITED KINGDOM - 0.3%
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	3,273	89,053
Financials - 0.3%
Capital Markets - 0.3%
London Stock Exchange Group PLC	6,429	961,313
TOTAL UNITED KINGDOM		1,050,366
UNITED STATES - 94.3%
Communication Services - 7.5%
Diversified Telecommunication Services - 0.0%
AT&T Inc	11,334	310,665
Entertainment - 2.8%
Live Nation Entertainment Inc (a)	10,184	1,459,978
Netflix Inc (a)	4,498	4,410,559
Spotify Technology SA (a)	1,714	1,042,129
Walt Disney Co/The	25,506	2,902,583
		9,815,249
Interactive Media & Services - 4.7%
Alphabet Inc Class A	97,187	16,549,002
Consumer Discretionary - 10.6%
Automobiles - 1.4%
Tesla Inc (a)	16,524	4,841,202
Broadline Retail - 4.7%
Amazon.com Inc (a)	76,647	16,270,626
Etsy Inc (a)	4,396	225,031
Macy's Inc	8,563	122,879
		16,618,536
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (a)	6,643	922,513
Booking Holdings Inc	231	1,158,699
Caesars Entertainment Inc (a)	7,835	260,279
Domino's Pizza Inc	1,647	806,552
Marriott International Inc/MD Class A1	6,101	1,711,026
Starbucks Corp	6,429	744,542
Yum! Brands Inc	5,957	931,496
		6,535,107
Household Durables - 0.2%
DR Horton Inc	958	121,484
PulteGroup Inc	5,389	556,576
		678,060
Leisure Products - 0.0%
Brunswick Corp/DE	2,492	151,638
Specialty Retail - 1.9%
Foot Locker Inc (a)	7,848	135,927
Home Depot Inc/The	3,459	1,371,839
Lowe's Cos Inc	11,773	2,927,240
Ross Stores Inc	7,056	990,098
TJX Cos Inc/The	9,328	1,163,761
		6,588,865
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc Class B	11,668	926,789
PVH Corp	5,224	390,964
Tapestry Inc	9,650	824,303
		2,142,056
TOTAL CONSUMER DISCRETIONARY		37,555,464

Consumer Staples - 6.2%
Beverages - 1.2%
Coca-Cola Co/The	43,000	3,062,030
Constellation Brands Inc Class A	2,846	499,473
PepsiCo Inc	5,343	819,990
		4,381,493
Consumer Staples Distribution & Retail - 2.9%
Costco Wholesale Corp	3,801	3,985,767
Kroger Co/The	12,195	790,480
Performance Food Group Co (a)	6,296	536,041
Target Corp	1,136	141,137
Walmart Inc	48,125	4,745,606
		10,199,031
Food Products - 0.6%
Bunge Global SA	5,232	388,162
Mondelez International Inc	13,971	897,357
Simply Good Foods Co/The (a)	21,276	803,169
		2,088,688
Household Products - 1.1%
Procter & Gamble Co/The	22,182	3,856,119
Personal Care Products - 0.4%
BellRing Brands Inc (a)	12,069	884,417
Estee Lauder Cos Inc/The Class A	6,864	493,590
		1,378,007
TOTAL CONSUMER STAPLES		21,903,338

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
ConocoPhillips	1,613	159,928
Expand Energy Corp	7,605	751,982
Exxon Mobil Corp	48,950	5,449,604
Marathon Petroleum Corp	1,614	242,391
Shell PLC ADR	23,965	1,616,679
Targa Resources Corp	3,714	749,188
Valero Energy Corp	4,596	600,835
		9,570,607
Financials - 13.6%
Banks - 4.5%
Bank of America Corp	66,379	3,060,072
Citigroup Inc	27,539	2,201,743
JPMorgan Chase & Co	9,498	2,513,646
KeyCorp	32,621	564,996
M&T Bank Corp	4,408	845,102
Synovus Financial Corp	3,176	164,771
Truist Financial Corp	16,830	780,071
US Bancorp	33,678	1,579,498
Wells Fargo & Co	55,531	4,349,188
		16,059,087
Capital Markets - 3.2%
Bank of New York Mellon Corp/The	15,714	1,397,760
Blackrock Inc	742	725,513
Cboe Global Markets Inc	4,739	998,981
DigitalBridge Group Inc Class A	11,387	129,470
Intercontinental Exchange Inc	8,591	1,488,219
LPL Financial Holdings Inc	3,530	1,312,242
MarketAxess Holdings Inc	3,932	758,050
Morgan Stanley	14,363	1,911,860
Nasdaq Inc	4,322	357,775
Northern Trust Corp	5,750	633,765
State Street Corp	7,353	729,638
Tradeweb Markets Inc Class A	5,660	766,194
		11,209,467
Consumer Finance - 0.5%
Discover Financial Services	6,654	1,298,794
OneMain Holdings Inc	8,061	433,198
		1,731,992
Financial Services - 2.7%
Affirm Holdings Inc Class A (a)	5,340	342,560
Apollo Global Management Inc	11,399	1,701,529
AvidXchange Holdings Inc (a)	66,120	502,512
Block Inc Class A (a)	9,393	613,363
Mastercard Inc Class A	4,413	2,543,256
Visa Inc Class A	9,435	3,422,169
Voya Financial Inc	5,379	388,687
		9,514,076
Insurance - 2.7%
Arthur J Gallagher & Co	4,399	1,485,718
Chubb Ltd	5,863	1,673,769
Everest Group Ltd	1,041	367,702
Hartford Insurance Group Inc/The	6,299	745,046
Marsh & McLennan Cos Inc	8,188	1,947,434
Progressive Corp/The	3,418	963,876
The Travelers Companies, Inc.	3,604	931,598
Unum Group	5,662	465,926
Willis Towers Watson PLC	3,275	1,112,354
		9,693,423
TOTAL FINANCIALS		48,208,045

Health Care - 10.2%
Biotechnology - 1.6%
AbbVie Inc	4,332	905,518
Alnylam Pharmaceuticals Inc (a)	2,518	621,317
Crinetics Pharmaceuticals Inc (a)	9,467	338,729
Cytokinetics Inc (a)	4,967	228,482
Exact Sciences Corp (a)	17,542	831,666
Gilead Sciences Inc	11,161	1,275,814
MoonLake Immunotherapeutics Class A (a)	4,349	181,614
Regeneron Pharmaceuticals Inc	1,220	852,463
Vaxcyte Inc (a)	6,190	451,994
		5,687,597
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp (a)	51,430	5,337,920
Glaukos Corp (a)	4,706	564,814
ICU Medical Inc (a)	3,006	439,868
Inspire Medical Systems Inc (a)	3,043	564,750
Insulet Corp (a)	4,964	1,351,548
Intuitive Surgical Inc (a)	1,821	1,043,706
Penumbra Inc (a)	7,643	2,181,618
Stryker Corp	4,609	1,779,950
		13,264,174
Health Care Providers & Services - 2.2%
Centene Corp (a)	4,061	236,188
Cigna Group/The	3,481	1,075,107
CVS Health Corp	9,196	604,361
McKesson Corp	1,150	736,299
Molina Healthcare Inc (a)	1,727	520,034
UnitedHealth Group Inc	10,096	4,795,196
		7,967,185
Health Care Technology - 0.3%
Phreesia Inc (a)	11,042	293,055
Veeva Systems Inc Class A (a)	2,832	634,764
		927,819
Life Sciences Tools & Services - 1.1%
Bruker Corp	5,960	281,431
Danaher Corp	9,719	2,019,219
Thermo Fisher Scientific Inc	2,437	1,289,076
West Pharmaceutical Services Inc	1,438	334,105
		3,923,831
Pharmaceuticals - 1.3%
Eli Lilly & Co	3,172	2,920,238
Merck & Co Inc	11,527	1,063,366
Royalty Pharma PLC Class A	18,200	612,248
		4,595,852
TOTAL HEALTH CARE		36,366,458

Industrials - 7.8%
Aerospace & Defense - 2.4%
GE Aerospace	15,621	3,233,235
Howmet Aerospace Inc	13,807	1,886,036
Lockheed Martin Corp	3,346	1,506,938
Northrop Grumman Corp	1,805	833,441
RTX Corp	7,170	953,538
		8,413,188
Building Products - 0.7%
Trane Technologies PLC	6,643	2,349,629
Construction & Engineering - 0.2%
Quanta Services Inc	2,624	681,269
Electrical Equipment - 1.2%
AMETEK Inc	8,778	1,661,676
Eaton Corp PLC	4,057	1,189,999
GE Vernova Inc	4,435	1,486,523
		4,338,198
Ground Transportation - 1.1%
CSX Corp	18,377	588,248
Old Dominion Freight Line Inc	5,380	949,570
Uber Technologies Inc (a)	19,888	1,511,687
Union Pacific Corp	2,797	689,992
		3,739,497
Machinery - 2.0%
Deere & Co	1,003	482,231
Dover Corp	6,879	1,367,339
Fortive Corp	11,167	888,223
Ingersoll Rand Inc	15,897	1,347,748
Parker-Hannifin Corp	3,670	2,453,432
Westinghouse Air Brake Technologies Corp	3,996	740,699
		7,279,672
Passenger Airlines - 0.0%
Delta Air Lines Inc	5,420	325,850
Professional Services - 0.1%
Dun & Bradstreet Holdings Inc	41,948	380,468
Trading Companies & Distributors - 0.1%
United Rentals Inc	540	346,853
TOTAL INDUSTRIALS		27,854,624

Information Technology - 29.9%
Communications Equipment - 2.1%
Arista Networks Inc	31,101	2,893,948
Cisco Systems Inc	68,912	4,417,948
		7,311,896
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	12,961	863,203
IT Services - 1.3%
Gartner Inc (a)	5,538	2,759,696
MongoDB Inc Class A (a)	7,469	1,997,435
		4,757,131
Semiconductors & Semiconductor Equipment - 10.6%
Analog Devices Inc	14,712	3,384,643
Broadcom Inc	21,062	4,200,395
Marvell Technology Inc	25,832	2,371,894
Micron Technology Inc	34,385	3,219,468
NVIDIA Corp	195,991	24,483,196
		37,659,596
Software - 7.8%
Cadence Design Systems Inc (a)	5,655	1,416,578
HubSpot Inc (a)	2,618	1,895,406
Microsoft Corp	56,954	22,610,168
Palantir Technologies Inc Class A (a)	8,895	755,363
Servicenow Inc (a)	1,116	1,037,612
		27,715,127
Technology Hardware, Storage & Peripherals - 7.9%
Apple Inc	115,936	28,037,962
TOTAL INFORMATION TECHNOLOGY		106,344,915

Materials - 1.5%
Chemicals - 1.1%
Air Products and Chemicals Inc	2,518	796,066
Axalta Coating Systems Ltd (a)	8,267	299,348
Balchem Corp	1,619	281,755
Cabot Corp	868	74,647
CF Industries Holdings Inc	1,945	157,584
Chemours Co/The	6,704	100,225
Corteva Inc	9,466	596,169
Ecolab Inc	3,607	970,319
Element Solutions Inc	12,197	318,464
Sherwin-Williams Co/The	741	268,442
		3,863,019
Containers & Packaging - 0.2%
AptarGroup Inc	1,768	259,454
International Paper Co	9,564	538,931
		798,385
Metals & Mining - 0.2%
ATI Inc (a)	4,354	253,229
Newmont Corp	3,554	152,253
Nucor Corp	2,208	303,534
		709,016
TOTAL MATERIALS		5,370,420

Real Estate - 2.2%
Health Care REITs - 0.7%
CareTrust REIT Inc	13,137	339,854
Omega Healthcare Investors Inc	7,385	272,063
Ventas Inc	6,347	439,085
Welltower Inc	7,774	1,193,388
		2,244,390
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	9,123	147,154
Industrial REITs - 0.2%
Prologis Inc	4,371	541,654
Terreno Realty Corp	4,013	272,162
		813,816
Office REITs - 0.0%
COPT Defense Properties	1,438	38,869
Kilroy Realty Corp	1,934	69,044
		107,913
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (a)	4,952	702,887
Residential REITs - 0.1%
Mid-America Apartment Communities Inc	842	141,557
Sun Communities Inc	1,956	266,309
		407,866
Retail REITs - 0.2%
Macerich Co/The	15,176	273,775
NNN REIT Inc	710	30,140
Tanger Inc	9,672	342,872
		646,787
Specialized REITs - 0.8%
American Tower Corp	3,960	814,255
Crown Castle Inc	976	91,842
CubeSmart	6,103	251,932
Digital Realty Trust Inc	2,840	443,949
Equinix Inc	845	764,404
Extra Space Storage Inc	276	42,106
Public Storage Operating Co	744	225,893
		2,634,381
TOTAL REAL ESTATE		7,705,194

Utilities - 2.1%
Electric Utilities - 1.3%
Constellation Energy Corp	2,775	695,262
Duke Energy Corp	5,598	657,709
Edison International	4,527	246,450
Eversource Energy	4,403	277,433
Exelon Corp	10,513	464,675
FirstEnergy Corp	3,612	140,037
NextEra Energy Inc	12,183	854,881
PG&E Corp	37,376	610,724
Xcel Energy Inc	4,858	350,262
		4,297,433
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	13,934	161,494
Vistra Corp	4,424	591,312
		752,806
Multi-Utilities - 0.6%
CenterPoint Energy Inc	12,756	438,551
Consolidated Edison Inc	696	70,658
NiSource Inc	13,749	561,097
Public Service Enterprise Group Inc	5,992	486,251
Sempra	9,712	695,088
		2,251,645
TOTAL UTILITIES		7,301,884

TOTAL UNITED STATES		334,855,865
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	26,953	334,409
TOTAL COMMON STOCKS (Cost $322,006,010)		353,747,796

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $3,410,104)	4.35	3,409,422	3,410,104

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $325,416,114)	357,157,900
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,505,693)
NET ASSETS - 100.0%	355,652,207

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $874,781 or 0.2% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $874,781 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,762,155	30,650,984	29,003,035	79,256	-	-	3,410,104	3,409,422	0.0%
Total	1,762,155	30,650,984	29,003,035	79,256	-	-	3,410,104	3,409,422

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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